SUPPLEMENTAL INFORMATION - Schedule of Net Change in Corporate Credit Facilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from (used in) operating activities [abstract]
Proceeds from corporate credit facilities	$ 3,122	$ 976	$ 596
Repayments of corporate credit facilities	(3,362)	(736)	(596)
Corporate credit facilities, net	$ (240)	$ 240	$ 0